Capital Management (Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted total debt	$ 12,660	$ 12,025
Adjusted capital	37,861	37,888
Adjusted net debt	11,331	10,717
Total debt	12,566	11,928
Short-term debt	1,815	2,142
Current portion of long-term debt	512	542
Current portion of lease liabilities	327	305
Lease liabilities	999	899
Cash and cash equivalents	(941)	(901)	$ (499)
Net debt	12,566	11,928
Total shareholders' equity	25,201	25,863	$ 23,699
Accumulated other comprehensive (income) loss	296	391
Long-term debt	8,913	8,040
Letters of credit financial	$ 94	$ 97